                        SUPPLEMENT DATED MAY 1, 2019 TO

              PROSPECTUS DATED MAY 1, 2008 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your variable annuity prospectus. Specifically, this supplement provides updates with respect to the following:

    a. Notice Regarding Fund and Portfolio Shareholder Reports
    b. Fee Increase for Lifetime Income Plus 2007
    c. Asset Allocation Model Update

Please read the supplement carefully and keep it with your prospectus for future reference.

    a. Notice Regarding Fund and Portfolio Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

    b. Fee Increase for Lifetime Income Plus 2007

Effective on and after July 15, 2019, the charge for the Lifetime Income Plus 2007 guaranteed withdrawal benefit rider will increase, on an annual basis, to 1.25% upon a reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract or rider was issued.

Impacted contract owners will receive written notice in advance of their contract anniversaries informing them of their options as well as a discussion of certain circumstances in which a reset would not be in their best interest. Contract owners whose riders automatically reset will have the opportunity to opt-out of the automatic reset and the resulting rider charge increase. Contract owners who have to request a manual reset will have the opportunity to reset and, if they do reset, will incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send the first notice.

If there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. The Withdrawal Base, however, is just one element used to calculate your Withdrawal Limit. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Withdrawal Limit, but you

42514 SUPP 5/1/19

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will be assessed a rider charge of 1.25% because of the reset of the Withdrawal
Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

    c. Asset Allocation Program -- Model Update

Effective after the close of business July 19, 2019, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 19, 2019

                                                 Portfolios                      Model A Model B Model C Model D Model E
------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1     1%      2%      3%      4%      5%
                              ------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service
                              Class 2                                               1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III
                              Shares                                                1%      2%      3%      4%      5%
                              ------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service
                              Class 2                                               1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares      4%      9%     13%     17%     22%
                              ------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund(R)/VA -- Service
                              Shares                                                4%      9%     13%     17%     22%
------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2     2%      4%      5%      7%      8%
------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA --
                              Service Shares                                        1%      1%      2%      3%      3%
------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares          1%      1%      2%      3%      3%
------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series
                              II shares                                             1%      2%      4%      5%      7%
------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B           1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio --
                              Class II Shares                                       1%      3%      4%      5%      7%
------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund
                              -- Class 1 Shares                                     1%      1%      2%      3%      3%
------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                               20%     40%     60%     80%    100%
------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                           6%      5%      3%      2%      0%
------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio --
                              Service Class 2                                      20%     15%     10%      5%      0%
                              ------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio --
                              Administrative Class Shares                          22%     16%     11%      5%      0%
------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio --
                              Administrative Class Shares                           6%      4%      3%      2%      0%
------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation Protection Fund --
Securities                    Class II                                             10%      8%      5%      2%      0%
------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                          6%      4%      3%      2%      0%
------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund             10%      8%      5%      2%      0%
------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                           80%     60%     40%     20%      0%
------------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 19, 2019

                                                 Portfolios                      Model A Model B Model C Model D Model E
------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1     1%      2%      3%      4%      5%
                              ------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service
                              Class 2                                               1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III
                              Shares                                                1%      2%      3%      4%      5%
                              ------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service
                              Class 2                                               1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares      4%      9%     13%     17%     22%
                              ------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund(R)/VA -- Service
                              Shares                                                4%      9%     13%     17%     22%
------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2     2%      4%      5%      7%      8%
------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA --
                              Service Shares                                        1%      1%      2%      3%      3%
------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares          1%      1%      2%      3%      3%
------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series
                              II shares                                             1%      2%      4%      5%      7%
------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B           1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio --
                              Class II Shares                                       1%      3%      4%      5%      7%
------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund
                              -- Class 1 Shares                                     1%      1%      2%      3%      3%
------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                               20%     40%     60%     80%    100%
------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                           8%      6%      4%      2%      0%
------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio --
                              Service Class 2                                      20%     15%     10%      5%      0%
                              ------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio --
                              Administrative Class Shares                          20%     15%     10%      5%      0%
------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio --
                              Administrative Class Shares                           6%      4%      3%      2%      0%
------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation Protection Fund --
Securities                    Class II                                             10%      8%      5%      2%      0%
------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                          8%      6%      4%      2%      0%
------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund              8%      6%      4%      2%      0%
------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                           80%     60%     40%     20%      0%
------------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Advantage U.S. Total Market    PIMCO VIT Total Return Portfolio --
CTIVP/SM/ -- Loomis Sayles Growth Fund    V.I. Fund -- Class III Shares            Administrative Class Shares
 -- Class 1                              Columbia Variable Portfolio -- Overseas
Fidelity VIP Balanced Portfolio --        Core Fund -- Class 2
 Service Class 2                         Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Contrafund(R) Portfolio --  Federated High Income Bond Fund II --
 Service Class 2                          Service Shares
Fidelity VIP Equity-Income Portfolio --  Federated Kaufmann Fund II -- Service
 Service Class 2                          Shares
Fidelity VIP Growth & Income Portfolio   Fidelity VIP Dynamic Capital
 -- Service Class 2                       Appreciation Portfolio -- Service
Franklin Templeton VIP Franklin Mutual    Class 2
 Shares VIP Fund -- Class 2 Shares       Fidelity VIP Growth Portfolio --
Franklin Templeton VIP Templeton Growth   Service Class 2
 VIP Fund -- Class 2 Shares              Fidelity VIP Growth Opportunities
Invesco V.I. American Franchise Fund --   Portfolio -- Service Class 2
 Series I shares                         Fidelity VIP Mid Cap Portfolio --
Invesco V.I. Comstock Fund -- Series II   Service Class 2
 shares                                  Fidelity VIP Value Strategies Portfolio
Invesco V.I. Core Equity Fund -- Series   -- Service Class 2
 I shares                                Janus Henderson Forty Portfolio --
Invesco V.I. Equity and Income Fund --    Service Shares
 Series II shares                        MFS(R) Utilities Series -- Service
Invesco V.I. International Growth Fund    Class Shares
 -- Series II shares                     Oppenheimer Main Street Small Cap
Janus Henderson Balanced Portfolio --     Fund(R)/VA -- Service Shares
 Service Shares                          PIMCO VIT All Asset Portfolio --
MFS(R) Total Return Series -- Service     Advisor Class Shares
 Class Shares                            PIMCO VIT High Yield Portfolio --
Oppenheimer Capital Appreciation          Administrative Class Shares
 Fund/VA -- Service Shares               Prudential Jennison Portfolio --
Oppenheimer Conservative Balanced         Class II Shares
 Fund/VA -- Service Shares               Prudential Jennison 20/20 Focus
Oppenheimer Global Fund/VA -- Service     Portfolio -- Class II Shares
 Shares                                  Prudential Natural Resources Portfolio
Oppenheimer Main Street Fund/VA --        -- Class II Shares
 Service Shares                          State Street Real Estate Securities
State Street Total Return V.I.S. Fund     V.I.S. Fund -- Class 1 Shares
 -- Class 3 Shares                       State Street Small-Cap Equity V.I.S.
State Street U.S. Equity V.I.S. Fund --   Fund -- Class 1 Shares
 Class 1 Shares                          Wells Fargo VT Omega Growth Fund --
                                          Class 2